Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts		$ 28,145	$ 21,679
Securities financing transactions		5,742	9,461
Over-the-counter debt instruments		2,022	2,450
of which: life-to-date own credit (gain) / loss		(4)	(51)
Other		31	5
Total other financial liabilities designated at fair value	[1]	35,940	33,594
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts		28,145	21,679
Securities financing transactions		5,742	9,461
Over-the-counter debt instruments		2,022	2,450
of which: life-to-date own credit (gain) / loss		(4)	(51)
Funding from UBS Group AG and its subsidiaries		217
Other		31	5
Total other financial liabilities designated at fair value	[1]	$ 36,157	$ 33,594

[1]
As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying amount.